Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	2021				2020
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	206	527	733	213	602	815
Acquisitions	–	1	1	–	3	3
Capital expenditure	5	23	28	4	39	43
Disposals	(43)	(32)	(75)	(7)	(111)	(118)
Exchange translation differences	(1)	(3)	(4)	(4)	(6)	(10)
At end of year	167	516	683	206	527	733

Accumulated depreciation
At start of year	143	428	571	143	492	635
Charge for the year	6	46	52	9	51	60
Disposals	(37)	(31)	(68)	(7)	(111)	(118)
Exchange translation differences	(1)	(2)	(3)	(2)	(4)	(6)
At end of year	111	441	552	143	428	571

Net book amount	56	75	131	63	99	162